Expenses from Ordinary Activities (Tables)	12 Months Ended
Jun. 30, 2025
Expenses from Ordinary Activities [Abstract]
Schedule of Expenses from Ordinary Activities
	Years Ended June 30,
	2025	2024	2023

Research and Development Expenses (1)
Employee expenses	2,424,781	2,456,230	2,720,345
Other research and development expenses	12,107,024	16,187,817	10,478,238

General and Administration Expenses
Depreciation on fixed assets	28,307	35,344	37,854
Depreciation on leased assets	111,408	112,185	64,409
Employee expenses (non R&D related)	1,046,530	515,803	926,314
Consultant and director expenses	652,260	321,000	320,500
Audit, internal control and other assurance expenses	460,254	241,828	238,728
Corporate compliance expenses	780,320	790,350	457,215
Insurance expenses	549,408	676,219	721,732
Office rental	(2,253)	(9,674)	68,634
Other administrative and office expenses	520,142	1,028,638	1,032,843
Share based payment expenses	979,920	881,950	966,571
Corporate advisory expenses	355,100	169,000	204,621

Other gains and losses
Foreign exchange (gain)/loss	(259,433)	(261,152)	(917,650)

(1)	Research and development expenses mainly consist of expenses paid for contracted research and development activities conducted by third parties on behalf of the Group.